Note 1 - Description of Business and Liquidity	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of additional information about understanding financial position and liquidity of entity [text block]
1.	DESCRIPTION OF BUSINESS AND LIQUIDITY

POET Technologies Inc. is incorporated in the Province of Ontario. POET Technologies Inc. and its subsidiaries (the "Company") are developers and manufacturers of optical source products and photonic integrated devices for the sensing, datacom and telecom markets. The Company's head office is located at
120
Eglinton Avenue East, Suite
1107,
Toronto, Ontario, Canada
M4P
1E2.
These consolidated financial statements of the Company were approved by the Board of Directors of the Company on
April 26, 2018.

The Company has working capital of
$7,140,119
as of
December 31, 2017
compared to working capital of
$15,509,859
at
December 31, 2016
and
$14,045,498
at
December 31, 2015.
The Company is in a position to cover its liabilities as they come due, however, due to the continuation of losses, the Company will need to seek debt or equity financing to fund its operations. Consistent with its needs for additional financing, on
March 21, 2018,
the Company completed a public offering of
25,090,700
units at a price of
$0.425
(
CAD$0.55
) per unit for gross proceeds of
$10,663,548
(
CAD$13,799,885
). Additionally, subsequent to
December 31, 2017
the Company raised
$1,131,921
from the exercise of warrants and stock options.